Equity Based Compensation Plans - Weighted Average Assumptions Used to Value Stock Option Grants (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 25, 2012
Stock Option Grants:
Fair market value of the underlying stock on date of grant	$ 1.02	$ 3.66	$ 1.00
Expected dividend yield	0.00%	0.00%	0.00%
Expected forfeiture rate	8.78%	8.78%	23.00%
Fair value per share				$ 1,000
Minimum [Member]
Stock Option Grants:
Exercise price	$ 0.74	$ 2.50	$ 1.00
Fair market value of the underlying stock on date of grant	$ 0.74	$ 2.50	$ 0.85
Risk-free interest rate	0.60%	0.92%	1.33%
Expected life, in years	2 years	4 years	1 month 13 days
Expected volatility	97.25%	71.10%	63.40%
Fair value per share	$ 0.59	$ 1.91	$ 0.29
Maximum [Member]
Stock Option Grants:
Exercise price	$ 1.59	$ 5.05	$ 3.31
Fair market value of the underlying stock on date of grant	$ 1.59	$ 5.05	$ 3.31
Risk-free interest rate	1.24%	2.37%	2.61%
Expected life, in years	6 years 3 months	6 years 3 months	6 years 3 months
Expected volatility	103.17%	100.05%	86.10%
Fair value per share	$ 1.24	$ 3.29	$ 2.28